Common Stockholders Equity	12 Months Ended
Dec. 31, 2010
Notes To The Financial Statements [Abstract]
Common Stockholders' Equity

NOTE 15 COMMON STOCKHOLDERS' EQUITY

Tax-Deferred Savings Plan

TDS has reserved 45,000 Common Shares and 45,000 Special Common Shares at December 31, 2010, for issuance under the TDS Tax-Deferred Savings Plan, a qualified profit-sharing plan pursuant to Sections 401(a) and 401(k) of the Internal Revenue Code. Participating employees have the option of investing their contributions and TDS' contributions in a TDS Common Share fund, a TDS Special Common Share fund, a U.S. Cellular Common Share fund or certain unaffiliated funds.

Common Stock

The holders of Common Shares and Special Common Shares are entitled to one vote per share. The holders of Common Shares have full voting rights; the holders of Special Common Shares have limited voting rights. Other than the election of directors, the Special Common Shares have no votes except as otherwise required by law. The holders of Series A Common Shares are entitled to ten votes per share. Series A Common Shares are convertible, on a share for share basis, into Common Shares or Special Common Shares. TDS has reserved 6,510,000 Common Shares and 6,730,000 Special Common Shares at December 31, 2010, for possible issuance upon such conversion.

The following table summarizes the number of Common, Special Common and Series A Common Shares issued and repurchased.

	Common Shares	Special Common Shares	Common Treasury Shares	Special Common Treasury Shares	Series A Common Shares
(Shares in thousands)
Balance December 31, 2007	57,065	63,430	(3,917)	(5,196)	6,442
Repurchase of shares	—	—	(1,556)	(4,306)	—
Conversion of Series A Common Shares	4	—	—	—	(4)
Dividend reinvestment, incentive and compensation plans	13	12	38	150	23
Balance December 31, 2008	57,082	63,442	(5,435)	(9,352)	6,461
Repurchase of shares	—	—	(1,854)	(4,520)	—
Dividend reinvestment, incentive and compensation plans	—	—	12	155	31
Balance December 31, 2009	57,082	63,442	(7,277)	(13,717)	6,492
Repurchase of shares	—	—	—	(2,394)	—
Conversion of Series A Common Shares	11	—	—	—	(11)
Dividend reinvestment, incentive and compensation plans	—	—	79	200	29
Balance December 31, 2010	57,093	63,442	(7,198)	(15,911)	6,510

Share Repurchase Programs

On November 19, 2009, the Board of Directors of TDS authorized a $250 million stock repurchase program for both TDS Common and Special Common Shares from time to time pursuant to open market purchases, block transactions, private purchases or otherwise, depending on market conditions. This authorization will expire on November 19, 2012.

On November 17, 2009, the Board of Directors of U.S. Cellular authorized the repurchase of up to 1,300,000 Common Shares on an annual basis beginning in 2009 and continuing each year thereafter, on a cumulative basis. These purchases will be made pursuant to open market purchases, block purchases, private purchases, or otherwise, depending on market prices and other conditions. This authorization does not have an expiration date.

Share repurchases made under these authorizations and prior authorizations, were as follows:

	Number of	Average Cost
Year Ended December 31,	Shares	Per Share	Amount (1)
(Dollars amounts and shares in thousands)
2010
U.S. Cellular Common Shares	1,235	$42.76	$52,827

TDS Common Shares	—	—	—
TDS Special Common Shares	2,394	28.42	68,053

2009
U.S. Cellular Common Shares	887	$37.86	$33,585

TDS Common Shares	1,854	29.71	55,103
TDS Special Common Shares	4,520	26.88	121,497

2008
U.S. Cellular Common Shares	600	$54.87	$32,920

TDS Common Shares	1,556	28.69	44,624
TDS Special Common Shares	4,306	35.99	154,983

  Amounts reported on the Consolidated Statement of Cash Flows may differ from these amounts due to repurchases and subsequent cash settlements occurring in different years.

Accumulated Other Comprehensive Loss

The changes in the cumulative balance of Accumulated other comprehensive loss were as follows:

	Year Ended
	December 31,
	2010	2009
(Dollars in thousands)
Equity method investments
Balance, beginning of period	306	608
Add (deduct):
Unrealized gains/(losses) of equity method companies	84	(302)
Balance, end of period	$390	$306

Retirement plan
Balance, beginning of period	$(3,016)	$(13,999)
Add (deduct):
Amounts included in net periodic benefit cost for the period
Net actuarial loss	1,180	(4,700)
Prior service cost	—	30,447
Amortization of prior service cost	(3,815)	(801)
Amortization of unrecognized net loss	2,158	1,806
	(477)	26,752
Deferred income taxes	(105)	(15,769)
Net change in retirement plan	(582)	10,983
Balance, end of period	$(3,598)	$(3,016)

Accumulated other comprehensive income
Balance, beginning of period	$(2,710)	$(13,391)
Add (deduct):
Net change in equity method investments	84	(302)
Net change in retirement plan	(582)	10,983
Net change included in comprehensive income	(498)	10,681
Balance, end of period	$(3,208)	$(2,710)